Goodwill and Intangible Assets - Summary of Intangible Assets (Details) (10K) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated amortization		$ (7,693,971)	$ (5,909,581)
Intangibles, net		24,506,537	17,784,583
Goodwill [Member]
Intangibles gross		13,920,508	10,114,164
Trade Names [Member]
Intangibles gross		4,390,000	4,390,000
Accumulated amortization	$ 2,672,000	2,585,000
Customer Relationships [Member]
Intangibles gross		12,590,000	9,190,000
Accumulated amortization	$ 5,452,000	5,076,000
Intellectual Property [Member]
Intangibles gross		$ 1,300,000